Components of the notes payable (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Notes payable
Notes payable Principal amount	$ 858,988	$ 1,245,344
Notes payable Unamortized discount amount	(1,769)	(77,157)
Notes payable Net amount	857,219	1,168,187
Notes payable - related party
Related party Notes payable Principal amount	30,000	30,000
Related party Notes payable Unamortized discount amount	0	(4,438)
Related party Notes payable Net amount	30,000	25,562
Current Notes payable totals
Current Notes payable total Principal amount	888,988	1,275,344
Current Notes payable total Unamortized discount amount	(1,769)	(81,595)
Current Notes payable total Net amount	$ 887,219	$ 1,193,749